Liability under insurance contracts	12 Months Ended
Dec. 31, 2022
Liabilities under insurance contracts and reinsurance contracts issued [abstract]
Liability under insurance contracts
27.	Liability under insurance contracts

(a)	Overview of the insurance risk – Shinhan Life Insurance Co., Ltd.
i) Overview of the insurance risk
i-1)
Insurance risk and reinsurance
Insurance risk is the likelihood of an insurance event occurring and the uncertainty as to the total amount and timing of benefits paid as a result of the event. The main risk covered by insurance contracts is the risk that the actual claim or benefit payment will exceed the accumulated liability. This risk can occur for the following reasons:
① Frequency risk: Possibility that the number of occurrences of the insurance event is different from the expected number
② Severity risk: The cost of an incident may be different from the expected cost level
Experience shows that more or more similar insurance contracts are less likely to have an unusual effect from some contracts, and the Group forms a sufficiently diversified group of contracts in consideration of this when acquiring the contracts.
Insurance risk includes a lack of risk diversification and relates to geographical location and the nature of the policyholder as well as to the diversification of risk forms or sizes.
If the insurance contract covers death, the catastrophe affects the frequency the most and can affect the frequency of death earlier than expected due to a wide range of causes such as eating habits, smoking, and exercise habits. And if the coverage is survival, medical technology and social conditions can increase the survival rate. The frequency may also be affected by excessive concentration in the coverage area.
Insurance accidents in life insurance include not only the death of the insured (insured) but also survival, disability and hospitalization.
The Group basically classifies the Group’s insurance products into individual insurance and group insurance according to the policyholder. Group insurance means a contract under which the insured belongs to a group of a certain size or larger and in which the policyholder is the representative of the Group or organization. The group insurance can be divided into savings and protections. Protection insurance means insurance in which the sum of benefits paid for survival at the base age does not exceed the premium already paid; savings insurance is defined as insurance, except for protection insurance, in which the sum of benefits paid for survival exceeds the premium already paid. Individual insurance can be classified into death insurance in which the insured’s death is insured, survival insurance in which the life is insured for a certain period of time, and endowment insurance.
Life insurance products can also be divided into guaranteed fixed rates, floating rates, interest-sensitive, and variable types.
In the guaranteed fixed interest type, since the expected rate does not change from the time the policyholder enters into the contract to the end of the insurance period, the Group assumes the interest rate risk if the asset management yield or market interest rate is lower than the expected rate. Floating interest rate type divides the net insurance premium into the guaranteed portion and the reserve portion, so that the guaranteed portion is applied with the predetermined expected rate, and the reserve portion changes the reserve rate of policy reserve according to asset management yield, and some hedging on interest rate risk is feasible.

The Group uses acquisition strategies and reinsurance strategies to manage the uncertainty of the total amount and timing of insurance claims paid out as a result of an insured event.
① Acquisition strategy
Acquisition strategy means diversifying the type of risk or the level of benefits that are acquired. For example, a company can balance mortality and survival risks. In addition, the selection of policyholders through regular check-ups
is one of the major acquisition strategies.
② Reinsurance strategy
The risk to be ceded by the Group is based on the acquired insurance contract, which can be the total amount of risk or risk per contract on a per capita basis or per contract basis. In principle, the reinsurance method provides the risk premium excess reinsurance, but other methods may be used within the scope of the relevant laws as required. The degree of reinsurance held by the Group shall be determined by considering the Group’s assets, contract conditions, risk level, and technology for selecting the contract.
Insurance risk can also be affected by the policyholder’s right to terminate the contract or exercise annuity conversion rights to reduce or not pay the full premium. As a result, insurance risks may be affected by the policyholder’s actions and decisions. The Group’s insurance risk can be estimated on the assumption that the policyholder is reasonable. For example, a person who is worse than a person in good health would have less intention of terminating insurance that guarantees death. These factors are also reflected in the assumptions about the Group’s insurance liability.
i-2)
Discretionary participation features
The discretionary participation feature is a contractual right to receive additional benefits which have the following characteristics in addition to the unconditional rights of the policyholder or investor, which fulfils all three requirements below. Insurance premiums for investment contracts without discretionary participation feature are recognized as deposits, and premiums for investment contracts with discretionary participation feature are recognized as profit or loss.
① It constitutes a significant portion of the total payments in the contract.
② The amount or timing is determined at the discretion of the issuer under the contract.
③ The contract is based on one or more of the following:
- The performance arising from specific contract groups or specific contract types;
- Realized or unrealized return on investment arising from the specific asset group held by the issuer; or
- Profit or loss of the entity, fund or other entity that issued the contract;
The Group’s participating contract meets all three of the above requirements and includes a discretionary participation feature.
If the actual base rate matches with the expected base rate assumed upon calculation of the insurance premium of the Group, income and expenses are balanced over the insurance period, that the premiums do not fall short. In practice, however, the expected risk, expected interest rate, and projected expense ratio applied when calculating premiums will differ from the actual rate where the interest rate or expense ratio changes due to changes in risk rate or economic situation. These differences constitute the Group’s profit or losses and, depending on the source, these may consist of mortality risk, interest rate, interest rate risk, and expense rate.
Compared to contracts without discretionary participation feature, in contracts with discretionary participation, the sources of profit or loss below are shared between the policyholders and the Group, thereby reducing the risk.
① Gain or losses on mortality risk
It is caused by the difference between the expected risk rate and the actual risk rate. In case of death insurance, if the actual mortality rate is lower than the expected mortality rate, there is a risk difference gain, and vice versa.
② Gain or losses on interest rate risk
It is caused by the difference between the expected interest rate and the actual interest rate. If the actual asset management return is higher than the expected interest rate, interest rate difference is generated, and vice versa.
③ Gain or losses on expense rate risk
It is caused by the difference between the business expense and the actual expense. If the actual expense is lower than the business expense, the difference in expense is incurred, and vice versa.
As described above, if the expected base rate used by the Group to calculate the premium is different from the actual, the profits generated from the settlement must be refunded to the policyholder because the profits generated are taken in the calculation of premiums, and the dividend paid to the policyholder is distinguished from the dividend paid to shareholders.
The Group first accumulates policy reserves at the end of each reporting period, and then divides the remainder into gain or losses from participating and non-participating
insurance contracts and gain or losses on management of the capital account. Gain or losses from non-participating
insurance and management of the capital account are treated as the shareholder’s interest, shareholder’s interest for the gain or losses on participating insurance is less than 10th of 100th, and the remaining portion shall be treated as the policyholder’s interest. Policyholder’s shares may not be used or accumulated for purpose other than the financial resources for policyholder dividends and the purpose of accumulating excess participating policyholder dividend reserve.
Policyholder dividends represent amounts payable to policyholders due to interest rate difference, long-term duration, mortality rate difference, and expense rate difference, and the reserve for policyholder dividends is divided into policyholder dividend reserve and excess participating policyholder dividend reserve. Excess participating policyholder dividend reserve is the amount to be accumulated in the total amount to be used for future policyholder dividends if there is surplus after accumulating the reserve for loss from participating insurance and the policyholder dividend reserve from the policyholders’ interest of participating interest in the year.
The policyholder dividend reserve is a defined dividend reserve that determines the amount to be paid for each policyholder, whereas the amount of excess participating policyholder dividend reserve is not confirmed for each policyholder. The Group should first use the excess participating policyholder dividend reserve accumulated in gross amount prior to the year and the excess participating policyholder dividend reserve accumulated should be used as the policyholder dividend within 5 years from the end of the year.
Reserve for loss from participating insurance is the amount that is accumulated for the purpose of preserving the loss of participating insurance according to laws and regulations. Prior to accumulate the policyholder dividend reserve, the dividend reserves of the retained dividends take precedence over the policyholder dividend reserve and the excess participating policyholder dividend reserve.
Reserve for loss from participating insurance is accumulated within 30th of the policyholder’s interests, preferentially compensates for losses incurred in participating insurance within 5 years of accumulation, and the remaining amount after compensation is used for the dividends of the policyholder.

ii)	Insurance risk management policy
Unlike other financial instruments, life insurance companies’ insurance policies have the characteristics of long-term contracts, which can be exposed to insurance risk that may arise due to an increase in actual claim payments than the risk rate determined at the time of development of the product and interest rate risk that may arise due to differences in interest rates and maturities between insurance liabilities and asset management.
The purpose of the Group’s risk management is to generate long-term stable growth and profits by proactively preventing and systematically managing the various risks that may arise in the course of management activities, reflecting these uncertain financial environments and the characteristics of life insurance products with long-term attributes.
To achieve this risk management policy, the Group’s risk management strategy measures the risk-based capital stock (RBC) required capital and manages it within acceptable limits. To this end, the Group has established the basic principles of risk management and established and implemented regulations and management systems to implement them. In addition, through the Risk Management Committee and Risk Management Organization, various risk-related decision-making is supported, and risk management procedures are in place to identify and manage risks in a timely manner.
In general, risk management procedures are to recognize exposed risks, measure their size, set acceptable limits, monitor them regularly to report to management, and efficiently control and manage risks in case they exceed their limits.
Management methods by risk type are as follows:
① Insurance risk management: From the time of product development, by setting profitability guidelines, products are developed to ensure proper profitability, and appropriate acceptance criteria are set and operated to prevent reverse selection, and claim payments can be made fairly.
② Interest rate risk management: Establish a guideline and consider the market interest rate and asset management profit rate to determine the published interest rate and expected interest rate within the guidelines. In addition, the asset management strategy is set considering the interest rate level and maturity of liabilities, after analyzing the attributes of long-term insurance liabilities, the long-term target portfolio is established, and the annual portfolio can be guided by comprehensively considering the risk level and return of the managed asset.
③ Liquidity risk management: Inspect and manage the amount of paid insurance and liquid assets on a daily basis.

iii)	Standard policy reserve system
The policy reserve is a liability to the policyholder and the faithfulness of the reserve on the basis of the profit or loss account is directly linked to the maintenance of the Group’s management integrity and the protection of the policyholder’s interests, so it is subject to strict regulatory regulations. Accordingly, the supervisory authorities apply the standard policy reserve system in relation to the method of setting up and calculating the respective policy reserves.
The current method of using the reserve base rate equal to the insurance premium calculation base rate can threaten the financial health of the Group by causing insolvency of the reserve fund in case of liberalization of insurance prices, so the standard policy reserve system is introduced to use objective and conservative basic rates to prevent insolvency of the financial structure that can result from liberalization of insurance premium prices and protect the rights and interests of policyholders.
In other words, the standard policy reserve is an institutional device that dualizes the contract base rate by setting the risk or interest rate applied to calculating the policy reserve in a more conservative manner than the risk or interest rate applied to calculating the insurance premium. In order for the insurance company to calculate the policy reserve, the future expected basic rate, such as the expected interest rate and the expected risk rate, is necessary, and the policy reserve is the estimated amount of the debt estimated by the expected basic rate. Since the real intention of liberalization is not to leave such a policy reserve entirely to the discretion of the insurer after price liberalization, the government needed an objective and certain level of reserve accumulation system to strengthen the financial stability of insurance companies and protection of policyholders, and prevent insurers’ insolvency due to price competition such as insurance premium dumping after price liberalization.
According to the Regulation on Supervision of Insurance Business, premium reserves are calculated by applying the standard rate and standard risk rate set by the supervisor authority. In this case, the standard rate is to apply the standard rate of the year in which the insurance contract was signed over the entire insurance period. However, the highest interest rate among the interest rates specified in the insurance premium and policy reserve calculation method for the floating interest rate product is applied. As a result, when the premium reserve calculated at the base rate applied when calculating the premium differs from the premium reserve calculated at the standard interest rate and the standard risk rate, a large amount is required to be accumulated as the premium reserve so that more than a certain minimum reserve is accumulated, hence the system tends to protect policyholders by enhancing reserves.
The current reserve for liability is calculated using the evaluation method for the year of issuance. In other words, the basic rate of evaluation of the reserve for liability is applied in the same way as the interest rate and risk rate applied at the time the insurance contract was established until the end of the contract. This method is suitable for a stable situation in which the financial environment at the time of sale of the insurance product and the financial environment during the insurance period are almost unchanged, however, in the event of fluctuations such as market interest rates and the expected risk rate at the time of sale of a contract, it is not possible to react flexibly. Therefore, there is a possibility that the policy reserve may not properly reflect the fair value of the contract. A liability adequacy test system was introduced to compensate for the shortcomings that could not reflect such market changes.

iv)	Financial risks related to insurance contracts
iv-1)
Form of exposure by each type of risk
Investment contracts that include insurance contracts and discretionary participation feature may be exposed to financial risks although it is an insurance liability, and the form of exposure is as follows:

①	Credit risk
Credit risk refers to the risk of loss resulting from the borrower’s failure to repay a loan or meet contractual obligations. The Group’s reinsurance assets and reinsurance receivables are exposed to credit risk as assets that may incur losses if the reinsurer defaults at the time of receipt of the claims and receivables.

②	Interest rate risk
Interest rate risk means the risk that arises when the Group’s financial position fluctuates unfavorably due to the effect of interest rates on assets and liabilities.

③	Liquidity risk
Liquidity risk refers to the risk that assets and liabilities are subject to inconsistency or failure to respond to unexpected cash outflows. Therefore, future cash outflows from investment contracts, including insurance liabilities which account for most of the Company’s liabilities and dividend components, are factors used to determine the level of risk associated with the Group’s liquidity.

④	Market risk
Market risk refers to the risk of loss arising when the Group’s financial position fluctuates unfavourably due to adverse price fluctuations such as stock prices and exchange rates. There is no impact on profit or loss or capital due to changes in each liability amount, since fluctuations in stock prices and exchange rates, the prices of investment contracts, including insurance liabilities which account for most of the Group’s liabilities and dividend components, do not fluctuate.
iv-2)
The degree to which the discretionary participation feature mitigates or aggravates risk
A relatively high premium is received by setting and producing a relatively conservative base rate compared to a contract without discretionary participation features, and a relatively high premium is later refunded to the contractor through a policyholder dividend for the premium payment based on conservative calculation of the expected base rate. However, contracts without a discretionary participation feature will set the expected optimal base rate, which is not conservative, and receive a relatively low premium when establishing the initial expected base rate. Thereafter, if the expected basic rate is different from the actual result, the Group will assume the profit or loss according to the result. Thus, a contract with a discretionary participation feature is a structure that establishes a conservative base rate and shares the risks associated with the contract with the policyholder, and in the case of a contract without discretionary participation element, the Group assumes the risk for the initial basis set by the Group.
iv-3)
Risks associated with guarantees
The guarantee options inherent in insurance contracts include guaranteed minimum death benefit, guaranteed minimum annuity guarantee benefit, and guaranteed minimum interest rate benefit. These guarantees can increase cash flow outflows when market prices and interest rates fall below a certain level.

(b)	Overview of the insurance risk – Shinhan EZ General Insurance, Ltd.
Insurance risk is the risk that arises in relation to the acquisition of insurance contracts and payment of insurance claims, which are business of the Group, and is classified into insurance price risk and reserve risk. Insurance price risk refers to the risk of exceeding the expected risk rate and expected expense ratio set at the time of insurance premium calculation, and reserve risk refers to the loss of the Group due to the occurrence of more insurance payments in the future due to insufficient reserves accumulated at the time of evaluation. Reserve risk is measured for general non-life
insurance.

i)	Measurement and management

①	Measurement of insurance risk
The insurance risk is measured by using the standard model (Article
7-2,
Paragraph 4 of the Insurance Industry Supervision Regulations) and calculated by dividing the insurance price risk and the reserve risk, and considering the diversification effect on the assumption that the two risks are mutually independent. Insurance price risk is calculated by multiplying the premium held by insurance product category by the risk coefficient, and reserve risk is calculated by multiplying the risk coefficient by the reserve payable by insurance product category of general non-life
insurance.

②	The method of insurance risk management
The Group sets an insurance risk permissible limit every year, monitors compliance with the limit, and executes in accordance with preset countermeasures when the limit is exceeded. In addition, underwriting guidelines, retention, and reinsurance strategies are established and operated so that risks can be retained at an appropriate level for each type of insurance.

ii)	The target of insurance risk management
The insurance risk management targets of the Group are the appropriateness of the insurance price and the adequacy of the reserve, and are identified as follows.

-	Appropriateness of insurance price: Changes in the ratio of incurred loss to premium for earned risk (risk loss ratio) are being verified.
-
Adequacy of reserve: Based on the insurance industry supervision regulation, an evaluation of conducted for the adequacy of reserves and a report on the review of reserve requirements is submitted to the Financial Supervisory Service.

iii)	Insurance price
The product development department of the Group proceeds with product development according to the product development and approval process so that the related department can fully review and make decisions about possible risks in the development and sale of new products. In addition, pre-analysis
and evaluation are conducted, such as analysis of the adequacy of the expected risk rate and expected expense ratio of new products, profit and loss analysis, etc., and a senior actuary confirms the adequacy of the basic documents and related coefficients.

iv)	Accumulating reserves
The senior accountant regularly verifies the adequacy of the reserve by using the total amount estimation method. Total amount estimation is based on Paid Ladder Development Method (PLDM), Incurred Ladder Development Method (ILDM), Average Payment Method (APM), frequency/severity method, and Bornhuetter-Ferguson method. It is calculated by applying the method allowed under the Supervisory Regulations, etc. In addition, we have submitted a verification opinion on this to the Financial Supervisory Service.

v)	Sensitivity analysis of insurance risk
The Group manages insurance risk by conducting sensitivity analysis based on the discount rate, claim payment rate, retention rate and expense ratio, etc. that are judged to have a significant impact on the amount, timing and uncertainty of the future cash flow of the insurer.

vi)	Concentration of insurance risk and reinsurance
Every year, a reinsurance operation strategy for each item (automotive/general) is established and implemented after deliberation and resolution by the Risk Management Committee. The reinsurance operation strategy is established after reviewing its adequacy based on the Group’s underlying assets, insurance risk level, and reinsurance cost.

•	Objective of reinsurance transactions

•	Setting acceptable risk holding limits and planning for ceding reinsurance

•	Monitoring method for adequacy of reinsurance operation

•	Method for selecting reinsurers and reinsurance brokers and criteria of security
In principle, reinsurance transactions are executed according to the reinsurance operation strategy, and in the case of underwriting contracts in excess of the holding limit, the Risk Management Committee consider and determine whether or not to underwrite.

vii)	Credit risk from insurance contracts
Credit risk arising from contracts refers to economic losses resulting from the inability to fulfill the obligations specified in the contracts due to default or deterioration of credit ratings of the counterparty, reinsurer. The Group enters into voluntary reinsurance or special contractual reinsurance contracts with reinsurance companies or non-life
insurance companies for a part of the total insurance amount. The holding and reinsurance strategy is the risk transfer strategy of the Group. Holding and ceding are determined through the risk evaluation of each contract. When applying the new holding and reinsurance strategy, the expected profit and loss compared to the existing reinsurance strategy, the expected profit and loss against risk, and the cost of financing are calculated. It is decided by the Risk Management Committee.

viii)	Liquidity risk from insurance contracts
Liquidity risk arising from insurance contracts may result in inability to respond to a request for claim payment due to mismatched fund management or loss due to the raising of high-interest financing to resolve such a mismatch of funds or the unfavorable sale of owned assets. The Group the liquidity gap ratio of general accounts to manage liquidity risk.

(c)	Insurance liabilities as of December 31, 2021 and 2022 are as follows:

	2021		2022
Policy reserve	~~W~~	54,330,046	54,316,740
Policyholder’s equity adjustment		3,452	(1,616)

	~~W~~	54,333,498	54,315,124

(d)	Policy reserve as of December 31, 2021 and 2022 are as follows:

	2021		2022
Life insurance:
Variable interest rate	~~W~~	29,399,446	27,303,550
Fixed interest rate		24,930,600	26,919,128

		54,330,046	54,222,678

General insurance:
Automotive		—	1,880
General		—	89,297
Long-term		—	2,885

		—	94,062

	~~W~~	54,330,046	54,316,740

(e)	The details of policy reserves for insurance risk classification as of December 31, 2021 and 2022 are as follows:

	2021
	Individual insurance					Group insurance
	Pure endowment		Death	Endowment	Subtotal	Pure protection	Savings	Subtotal	Total
Premium reserve	~~W~~	14,515,676	28,443,718	9,078,015	52,037,409	15,609	64	15,673	52,053,082
Guarantee reserve		24,717	284,474	871	310,062	—	—	—	310,062
Unearned premium reserve		1	1,660	—	1,661	8	—	8	1,669
Reserve for outstanding claims		266,157	1,137,858	424,897	1,828,912	14,376	—	14,376	1,843,288
Interest rate difference guarantee reserve		1,734	130	7	1,871	—	—	—	1,871
Mortality gains reserve		6,894	34,085	88	41,067	2	—	2	41,069
Interest gains reserve		23,031	242	12	23,285	—	—	—	23,285
Expense gains reserve		6,068	7,595	—	13,663	—	—	—	13,663
Long term duration dividend reserve		26,799	12,663	7	39,469	—	—	—	39,469
Reserve for policyholder’s profit dividend		1,635	—	—	1,635	—	—	—	1,635
Reserve for losses on dividend insurance contract		953	—	—	953	—	—	—	953

	~~W~~	14,873,665	29,922,425	9,503,897	54,299,987	29,995	64	30,059	54,330,046

	2022
	Individual insurance					Group insurance
	Pure endowment		Death	Endowment	Subtotal	Pure protection	Savings	Subtotal
Premium reserve	~~W~~	14,123,768	30,270,677	7,589,977	51,984,422	13,556	66	13,622
Guarantee reserve		20,514	278,826	745	300,085	—	—	—
Unearned premium reserve		2	1,642	—	1,644	1	—	1
Reserve for outstanding claims		275,089	1,182,023	338,747	1,795,859	14,154	—	14,154
Interest rate difference guarantee reserve		1,496	106	6	1,608	—	—	—
Mortality gains reserve		5,932	31,100	70	37,102	2	—	2
Interest gains reserve		22,202	209	10	22,421	—	—	—
Expense gains reserve		5,490	7,060	—	12,550	—	—	—
Long term duration dividend reserve		24,550	11,881	6	36,437	—	—	—
Reserve for policyholder’s profit dividend		1,616	—	—	1,616	—	—	—
Reserve for losses on dividend insurance contract		1,155	—	—	1,155	—	—	—

	~~W~~	14,481,814	31,783,524	7,929,561	54,194,899	27,713	66	27,779

	2022
	General insurance
	Automotive		General	Long-term	Subtotal	Total
Premium reserve	~~W~~	—	—	2,814	2,814	52,000,858
Guarantee reserve		—	—	—	—	300,085
Unearned premium reserve		—	86,699	—	86,699	88,344
Reserve for outstanding claims		1,880	2,598	71	4,549	1,814,562
Interest rate difference guarantee reserve		—	—	—	—	1,608
Mortality gains reserve		—	—	—	—	37,104
Interest gains reserve		—	—	—	—	22,421
Expense gains reserve		—	—	—	—	12,550
Long term duration dividend reserve		—	—	—	—	36,437
Reserve for policyholder’s profit dividend		—	—	—	—	1,616
Reserve for losses on dividend insurance contract		—	—	—	—	1,155

	~~W~~	1,880	89,297	2,885	94,062	54,316,740

(f)	Changes in policy reserves

Changes	in policy reserves for the year ended December 31, 2021 and 2022 are as follows

	2021
	Insurance contracts with fixed-interest		Insurance contracts with variable-interest	Total
Beginning balance	~~W~~	23,414,098	29,977,303	53,391,401
Reserve (*)		1,516,502	(577,857)	938,645

Ending balance	~~W~~	24,930,600	29,399,446	54,330,046

(*)	This is the amount of provision for insurance contract liabilities less changes in reinsurance assets and includes effects from changes in foreign exchange rate .

	2022
	Life insurance				General insurance
	Insurance contracts with fixed-interest		Insurance contracts with variable-interest	Subtotal	Automotive	General	Long-term	Subtotal	Total
Beginning balance	~~W~~	24,930,600	29,399,446	54,330,046	—	—	—	—	54,330,046
Reserve (*)		1,988,528	(2,095,896)	(107,368)	978	20,127	1,551	22,656	(84,712)
Business combination (Note 47)		—	—	—	902	69,170	1,334	71,406	71,406

Ending balance	~~W~~	26,919,128	27,303,550	54,222,678	1,880	89,297	2,885	94,062	54,316,740

(*)	This is the amount of provision for insurance contract liabilities less changes in reinsurance assets and includes effects from changes in foreign exchange rate.

(g)	Changes in policy reserves by insurance risk classification

	2021
	Individual insurance					Group insurance
	Pure endowment		Death	Endowment	Subtotal	Pure protection	Savings	Sub total	Total
Beginning balance	~~W~~	14,936,578	28,074,444	10,346,489	53,357,511	33,828	62	33,890	53,391,401
Reserve (reversal) (*)		(62,913)	1,847,981	(842,592)	942,476	(3,833)	2	(3,831)	938,645

Ending balance	~~W~~	14,873,665	29,922,425	9,503,897	54,299,987	29,995	64	30,059	54,330,046

(*)	This is the amount of provision for insurance contract liabilities less changes in reinsurance assets and includes effects from changes in foreign exchange rate.

	2022
	Individual insurance					Group insurance			General insurance
	Pure endowment		Death	Endowment	Sub total	Pure protection	Savings	Sub total	Auto- motive	General	Long- term	Sub total	Total
Beginning balance	~~W~~	14,873,665	29,922,425	9,503,897	54,299,987	29,995	64	30,059	—	—	—	—	54,330,046
Reserve (reversal) (*)		(391,851)	1,861,099	(1,574,336)	(105,088)	(2,282)	2	(2,280)	978	20,127	1,551	22,656	(84,712)
Business combination (Note 47)		—	—	—	—	—	—	—	902	69,170	1,334	71,406	71,406

Ending balance	~~W~~	14,481,814	31,783,524	7,929,561	54,194,899	27,713	66	27,779	1,880	89,297	2,885	94,062	54,316,740

(*)	This is the amount of provision for insurance contract liabilities less changes in reinsurance assets and includes effects from changes in foreign exchange rate.

(h)	Reinsurance credit risk as of December 31, 2021 and 2022 are as follows:

	2021			2022
	Reinsurance assets		Reinsurance account receivable	Reinsurance assets	Reinsurance account receivable
AAA	~~W~~	—	—	22,687	4,525
AA- to AA+		15,310	23,472	33,859	53,317
A- to A+		31,740	46,615	274,704	93,633
Unrated		—	—	118	204

	~~W~~	47,050	70,087	331,368	151,679

(i)	Income or expenses on insurance for the years ended December 31, 2020, 2021 and 2022 are as follows:

	2020		2021	2022
Insurance income:
Premium income	~~W~~	7,037,308	6,255,872	6,258,858
Reinsurance income (*1)		152,892	153,534	182,566
Provision for insurance liabilities (*1),(*2)		—	—	342,088
Separate account income		57,553	75,117	107,393

		7,247,753	6,484,523	6,890,905

Insurance expenses:
Claims paid		5,564,875	5,346,364	6,467,553
Reinsurance premium expenses (*1)		167,215	175,282	456,732
Provision for insurance liabilities (*1),(*2)		1,311,252	933,875	—
Separate account expenses		57,553	75,116	107,394
Acquisition costs		802,942	687,469	662,244
Collection expenses and discount fee		19,922	16,810	18,575
Deferred acquisition costs		(486,972)	(397,196)	(398,660)
Amortization of deferred acquisition costs		414,898	422,189	404,300

		7,851,685	7,259,909	7,718,138

Net loss on insurance	~~W~~	(603,932)	(775,386)	(827,233)

(*1)	It includes reinsurance expenses of ~~W~~ 244,855 million, reinsurance income of ~~W~~ 7,314 million and reversal of insurance liabilities of ~~W~~ 242,071 million due to the joint reinsurance entered during 2022 .
(*2)	Interest expenses on savings insurance contracts are included.

(j)	Maturity of premium reserve as of December 31, 2021 and 2022 are as follows:

	2021
	Less than or equal to 1 year		1 ~ 3 years	3 ~ 7 years	7 ~ 10 years	10 ~ 20 years	More than 20 years	Total
Life insurance:
Variable interest rate	~~W~~	906,017	1,492,275	1,420,942	653,388	2,001,348	20,082,744	26,556,714
Fixed interest rate		99,289	471,909	772,549	687,077	2,072,122	21,393,422	25,496,368

Ending balance	~~W~~	1,005,306	1,964,184	2,193,491	1,340,465	4,073,470	41,476,166	52,053,082

	2022
	Less than or equal to 1 year		1 ~ 3 years	3 ~ 7 years	7 ~ 10 years	10 ~ 20 years	More than 20 years	Total
Life insurance:
Variable interest rate	~~W~~	616,479	911,463	856,451	650,770	1,847,433	19,601,653	24,484,249
Fixed interest rate		223,095	546,105	1,011,399	698,021	1,979,082	23,056,093	27,513,795

		839,574	1,457,568	1,867,850	1,348,791	3,826,515	42,657,746	51,998,044
General insurance:
Long-term		—	—	—	40	2,774	—	2,814

Ending balance	~~W~~	839,574	1,457,568	1,867,850	1,348,831	3,829,289	42,657,746	52,000,858

(k)	Liability adequacy test, LAT
[Shinhan Life Insurance Co., Ltd.]
i) Scope
Liability adequacy tests were performed on the premium reserve, unearned premium reserve and guarantee reserve for the contracts held at December 31, 2022. The premium reserve considered the amount net level premium reserve less, where appropriate, deferred acquisition cost and Loan on policy in accordance with the Article
6-3
of Regulation on Supervision of Insurance Business Act.
ii) Output overview
In the debt appraisal system, the insurance premium surplus method is applied to calculate premium deficits. Premium deficiency refers to deficiency when the amount of accumulated reserve is insufficient due to a decrease in the interest rate after the sale of the product or an increase in the risk rate compared with the expected basic rate at the time of product development.
The insurance premium standard inspection method is a method of calculating the reserve amount based on the present value of total income reflecting the interest rate, the risk rate, the business ratio, the cancelation rate, etc. and the present value of the total expenditure, that is, interest rate(discount rate), business ratio, risk rate, and cancelation rate calculated based on the Group’s own experience, which reflects company-specific characteristics, and does not reflect subjective factors such as management’s willingness to improve management.

iii) Assumptions and basis of calculation applied
The assumptions and basis of calculation applied to calculate the estimates of future cash flows when performing liability adequacy test for the years ended December 31, 2021 and 2022 are as follows. The criteria of Insurance contract liability adequacy test were changed during the period, and the Group has applied the change in the accounting policy as it provides more reliable and relevant information on the estimate of future cash flows, and the notes as of December 31, 2021 and January 1, 2021 have been restated.

Assumptions
	January 1, 2021	December 31, 2021	December 31, 2022	Assumption applied and calculation method
Discount rate	Shinhan Life Insurance Co., Ltd. -3.623% ~ 23.477% Orange Life Insurance Co., Ltd. -3.623% ~ 23.477%	-3.39% ~ 19.541%	-2.838% ~ 21.144%	The interest rate scenario calculated and presented by the Financial Supervisory Service as a scenario in which a liquidity premium is added to the risk-free rate of return scenario.

Mortality rate	Shinhan Life Insurance Co., Ltd. 10.38% ~ 585.90% Orange Life Insurance Co., Ltd. 15% ~ 255%	16% ~ 751%	9% ~ 771%
• Death due to other causes: Based on the statistics illustrating the past five-year experience, the ratio of premiums to on-level
risk premiums by risk collateral and time elapsed.
• Death due to natural causes: The ratio of actual mortality to the latest expected mortality

Surrender ratio	Shinhan Life Insurance Co., Ltd. 0.53% ~ 29.83% Orange Life Insurance Co., Ltd. 0% ~ 61%	0% ~ 84%	0% ~ 78%	Lapse rate by sales channel, product, and time elapsed for the past five years.

iv) The result of liability adequacy test as of January 1, 2021 and December 31, 2021 and 2022 are as follows:
<Shinhan Life Insurance>

	January 1, 2021
	Provisions for test		LAT base	Premium surplus (loss)
Participating:
Fixed interest	~~W~~	598,793	1,371,496	(772,703)
Variable interest		915,382	1,062,384	(147,002)
Non- Participating:
Fixed interest		7,230,482	4,222,670	3,007,812
Variable interest		14,456,394	13,753,963	702,431
Variable type		165,259	61,212	104,047

	~~W~~	23,366,310	20,471,725	2,894,585

	December 31, 2021
	Provisions for test		LAT base	Premium surplus (loss)
Participating:
Fixed interest	~~W~~	1,371,625	2,098,387	(726,762)
Variable interest		2,099,040	3,024,911	(925,871)
Non- Participating:
Fixed interest		18,749,426	8,155,797	10,593,629
Variable interest		23,059,035	21,378,217	1,680,818
Variable type		109,753	(1,437,388)	1,547,141

	~~W~~	45,388,879	33,219,924	12,168,955

	December 31, 2022
	Provisions for test		LAT base	Premium surplus (loss)
Participating:
Fixed interest	~~W~~	1,388,054	1,679,179	(291,125)
Variable interest		2,082,019	2,890,311	(808,292)
Non- Participating:
Fixed interest		20,382,784	6,245,441	14,137,343
Variable interest		21,124,126	17,994,755	3,129,371
Variable type		147,988	(1,104,320)	1,252,308
Co-reinsurance		240,720	135,465	105,255

	~~W~~	45,365,691	27,840,831	17,524,860

<Orange Life Insurance>

	January 1, 2021
	Provisions for test		LAT base	Premium surplus (loss)
Participating:
Fixed interest	~~W~~	745,614	793,719	(48,105)
Variable interest		1,174,807	1,698,984	(524,177)
Non- Participating:
Fixed interest		10,061,004	5,850,160	4,210,844
Variable interest		9,190,507	8,998,793	191,714
Variable type		(15,032)	(1,548,878)	1,533,846

	~~W~~	21,156,900	15,792,778	5,364,122

[Shinhan EZ General Insurance, Ltd.]
i) Scope
Liability adequacy tests are performed on the premium reserve and unearned premium reserve for the contracts held at December 31, 2022. The premium reserve considered the amount net level premium reserve less, where appropriate, deferred acquisition cost in accordance with the Article
6-3
of Regulation on Supervision of Insurance Business Act.
ii) Output overview
In the debt appraisal system, the insurance premium surplus method is applied to calculate premium deficits. Premium deficiency refers to deficiency when the amount of accumulated reserve is insufficient due to a decrease in the interest rate after the sale of the product or an increase in the risk rate compared with the expected basic rate at the time of product development.
The insurance premium standard inspection method is a method of calculating the reserve amount based on the present value of total income reflecting the interest rate, the risk rate, the business ratio, the cancelation rate, etc. and the present value of the total expenditure, that is, business ratio, risk rate, and cancelation rate calculated based on the Group’s own experience, which reflects company-specific characteristics, and does not reflect subjective factors such as management’s willingness to improve management.

iii) Assumptions and basis of calculation applied
The assumptions and basis of calculation applied to calculate the estimates of future cash flows when performing liability adequacy test for the year ended December 31, 2022 are as follows.

	Assumptions
	January 1, 2021	December 31, 2021	December 31, 2022	Assumption applied and calculation method
Long-term (*):

Discount rate	-3.623%~23.477%	-3.39%~19.541%	-2.838%~21.144%	The interest rate scenario calculated and presented by the Financial Supervisory Service as a scenario in which a liquidity premium is added to the risk-free rate of return scenario.

Loss rate	3%~365%	19%~131%	49%~145%	Due to lack of empirical statistics, the application of long-term non-life insurance industry statistics and risk rates applied to calculating product prices by insurance coverage

Lapse ratio	0%~15%	0%~17%	0%~18%	Due to lack of empirical statistics, the application of long-term non-life insurance industry statistics

General:

Loss rate	39%	36%	37%	Based on the statistics illustrating the past five-year experience, the ratio of incurred loss to earned premium

Loss Assumed Expense ratio	11%	21%	19%	Based on the statistics illustrating the past three-year experience, the ratio of best estimated LAE(Loss Assumed Expense) ratio

Administration expense ratio	63%	62%	70%	Based on the statistics illustrating the past one-year experience, the ratio of best estimated expense ratio

(*)
Among the expense ratios, the new acquisition cost was calculated based on the amount to be executed in the future in accordance with related regulations such as internal recruitment allowance regulations, and the maintenance cost was calculated for each cost driver based on experience statistics for the last year.

iv) The result of liability adequacy test as of January 1, 2021 and December 31, 2021 and 2022 are as follows:

	January 1, 2021
	Provisions for test		LAT base	Premium surplus (loss)
Long-term	~~W~~	—	(1,610)	1,610
General		21,453	19,188	2,265

	~~W~~	21,453	17,578	3,875

	December 31, 2021
	Provisions for test		LAT base	Premium surplus (loss)
Long-term	~~W~~	12	2,496	(2,484)
General		53,442	53,663	(221)

	~~W~~	53,454	56,159	(2,705)

	December 31, 2022
	Provisions for test		LAT base	Premium surplus (loss)
Long-term	~~W~~	16	2,627	(2,611)
General		85,187	86,699	(1,512)

	~~W~~	85,203	89,326	(4,123)